BALANCE SHEET DETAILS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other long-term liabilities
Non-current income tax payable	$ 1,021	$ 1,000
Total other long-term liabilities	$ 1,021	$ 1,000